Note 5 - Loans Receivable, Net - Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans receivable	$ 594,856	$ 594,798
Unamortized discounts	17	19
Net deferred loan costs	(535)	(463)
Allowance for loan losses	8,686	9,311	$ 9,903	$ 9,709
Total loans receivable, net	586,688	585,931
Commitments to originate or purchase loans	13,183	24,692
Commitments to deliver loans to secondary market	$ 7,289	$ 5,629
Weighted average contractual rate of loans in portfolio	4.83%	4.56%
Residential Portfolio Segment [Member]
Loans receivable	$ 110,698	$ 107,005
Allowance for loan losses	833	900	1,186	990
Residential Portfolio Segment [Member] | Single Family Conventional [Member]
Loans receivable	110,580	106,881
Residential Portfolio Segment [Member] | Single Family FHA [Member]
Loans receivable	84	88
Residential Portfolio Segment [Member] | Single Family VA [Member]
Loans receivable	34	36
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	336,130	334,117
Allowance for loan losses	4,869	5,073	4,953	6,078
Commercial Real Estate Portfolio Segment [Member] | Lodging [Member]
Loans receivable	45,259	55,675
Commercial Real Estate Portfolio Segment [Member] | Retail/Office [Member]
Loans receivable	69,539	64,780
Commercial Real Estate Portfolio Segment [Member] | Nursing Home/Health Care [Member]
Loans receivable	3,712	7,352
Commercial Real Estate Portfolio Segment [Member] | Land Developments [Member]
Loans receivable	18,865	21,058
Commercial Real Estate Portfolio Segment [Member] | Golf Course [Member]
Loans receivable	397	1,112
Commercial Real Estate Portfolio Segment [Member] | Restaurant/Bar/Cafe [Member]
Loans receivable	8,196	5,929
Commercial Real Estate Portfolio Segment [Member] | Warehouse Loan [Member]
Loans receivable	34,634	25,891
Commercial Real Estate Portfolio Segment [Member] | Single Family Builder Construction [Member]
Loans receivable	20,442	23,090
Commercial Real Estate Portfolio Segment [Member] | Multi Family Construction [Member]
Loans receivable	4,931	11,649
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Construction [Member]
Loans receivable	3,571	11,705
Commercial Real Estate Portfolio Segment [Member] | Manufacturing [Member]
Loans receivable	22,029	22,136
Commercial Real Estate Portfolio Segment [Member] | Churches/Community Service [Member]
Loans receivable	11,103	12,734
Commercial Real Estate Portfolio Segment [Member] | Multi Family [Member]
Loans receivable	50,150	28,649
Commercial Real Estate Portfolio Segment [Member] | Other Nonconstruction [Member]
Loans receivable	43,302	42,357
Consumer Portfolio Segment [Member]
Loans receivable	72,532	73,767
Allowance for loan losses	1,622	1,630	1,613	1,200
Consumer Portfolio Segment [Member] | Autos [Member]
Loans receivable	2,483	2,894
Consumer Portfolio Segment [Member] | Home Equity Line [Member]
Loans receivable	32,273	36,869
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	16,733	15,823
Consumer Portfolio Segment [Member] | Recreational Vehicle [Member]
Loans receivable	16,226	13,181
Consumer Portfolio Segment [Member] | Land/Lots [Member]
Loans receivable	2,145	1,587
Consumer Portfolio Segment [Member] | Other Secured [Member]
Loans receivable	1,423	1,911
Consumer Portfolio Segment [Member] | Other Unsecured [Member]
Loans receivable	1,249	1,502
Commercial Portfolio Segment [Member]
Loans receivable	75,496	79,909
Allowance for loan losses	$ 1,362	$ 1,708	$ 2,151	$ 1,441